Operating Segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Note 5 - Operating Segments
Note 5 - Operating Segments

A. General

1. Information on operating segments:

ICL is a global specialty minerals company operating bromine, potash and phosphate mineral value chains in a unique, integrated business model. Our operations are organized under four segments: Industrial Products, Potash, Phosphate Solutions and Growing Solutions (formerly, Innovative Ag Solutions).

As the Company continues to focus on targeting long-term growth through its diversified specialty solutions, it decided to change its managerial structure so that, as of January 2022, the activities of ICL Boulby and other European business components were allocated from the potash and phosphate solutions segments, respectively, to the Growing Solutions segment. Comparative figures have been restated to reflect the structural change of the reportable segments.

Industrial Products – The Industrial Products segment produces bromine derived from a solution that is a by-product of the potash production process in Sodom, Israel, as well as bromine based compounds. Industrial Products uses most of the bromine it produces for its own production of bromine compounds at its production sites in Israel, the Netherlands and China. In addition, the Industrial Products segment produces several grades of salt, magnesium chloride and some other specialty mineral products. Industrial Products is also engaged in the production and marketing of phosphorous-based flame retardants and additional phosphorus-based products.

Potash – The Potash segment produces and sells primarily potash, salt, magnesium, as well as electricity. Potash is produced in Israel and Spain using an evaporation process to extract potash from the Dead Sea in Israel, and from conventional mining of an underground mine in Spain. The segment also produces and sells pure magnesium and magnesium alloys, as well as chlorine and sylvinite. In addition, the segment sells salt products produced at its potash site in Spain. The Company operates a power plant in Sodom which supplies electricity to ICL companies in Israel (as well as surplus electricity to external customers) and steam to all facilities at the Sodom site.

Phosphate Solutions – The Phosphate Solutions segment is based on a phosphate value chain which uses phosphate commodity products, such as phosphate rock and fertilizer-grade phosphoric acid (“green phosphoric acid”), to produce specialty products with higher added value. The segment also produces and markets phosphate-based fertilizers. Phosphate rock is mined and processed from open pit mines, three of which are located in the Negev Desert in Israel, while the fourth is situated in Yunnan province in China. Sulphuric acid, green phosphoric acid and phosphate fertilizers are also produced in the facilities in Israel and China.

The Phosphate Solutions segment manufactures pure phosphoric acid by purifying green phosphoric acid. Pure phosphoric acid and green phosphoric acid are used to manufacture downstream products with high added value, such as phosphate salts and acids, for a wide range of food and industrial applications. Phosphate salts and acids are used in various industrial end markets such as oral care, cleaning products, paints and coatings, energy storage solutions, water treatment, asphalt modification, construction, metal treatment and more. The segment's products for the food industry include functional food ingredients and phosphate additives which provide texture and stability solutions for processed meat, meat alternatives, poultry, seafood, dairy products, beverages and baked goods. In addition, the segment supplies pure phosphoric acid to ICL’s specialty fertilizers business and produces organic milk components and whey proteins for the food ingredients industry.

Growing Solutions – The Growing Solutions segment aims to achieve global leadership in plant nutrition markets by enhancing its positions in its core markets of specialty agriculture, ornamental horticulture, turf and landscaping, targeting high-growth markets such as Brazil, India and China, by leveraging its unique R&D capabilities, substantial agronomic experience, global footprint, backward integration to potash, phosphate and polysulphate and chemistry know-how, while integrating and generating synergies from acquired businesses.

ICL is continuously working to expand its broad portfolio of specialty plant nutrition, plant stimulation and plant health solutions, which consists of enhanced efficiency and controlled release fertilizers (CRF), organic fertilizers, water soluble fertilizers (WSF), liquid fertilizers and straights (MKP/MAP/PeKacid), soil and foliar micronutrients, secondary nutrients, biostimulants, soil conditioners, seed treatment products, and adjuvants.

The Growing Solutions segment develops, manufactures, markets and sells its products globally, mainly in South America, Europe, Asia, North America and Israel. It produces water soluble specialty fertilizers in Belgium, Israel and Spain, organic, ornamental horticulture, turf and landscaping products in the UK and the Netherlands, liquid fertilizers in Israel, Spain and China, straights soluble fertilizers in China and Israel, controlled-release fertilizers in the Netherlands, Brazil and the United States, as well as secondary nutrients, biostimulants, soil conditioners, seed treatment products, and adjuvants in Brazil.

Other Activities – Other business activities include, among other things, ICL’s innovative arm, promoting innovation, developing new products and services, as well as digital platforms and technological solutions for farmers and agronomists. This category includes Growers and Agmatix, innovative start-ups that are developing agricultural data processing and analysis capabilities for the future of agriculture. These activities are not presented as reportable segments as they do not meet the required quantitative thresholds.

2. Segment capital investments

Capital investments made by the segments for each of the reporting periods include mainly property, plant and equipment as well as intangible assets acquired in the ordinary course of business and as part of business combinations.

3. Inter–segment transfers and unallocated income (expenses)

Segment revenue, expenses and results include inter-segment transfers, which are based on transactions prices in the ordinary course of business. This is aligned with reports that are regularly reviewed by the Chief Operating Decision Maker. Inter-segment transfers are eliminated as part of the financial statements' consolidation process.

The Segment profit is measured based on the operating income, without the allocation of certain expenses to the operating segments, as presented in the reports regularly reviewed by the Chief Operating Decision Maker. This is the basis for analyzing segment results, since management believes that it is the most relevant measure for the assessment of such results.

B. Operating segment data

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2022

Sales to external parties	1,737	3,031	2,851	2,376	20	-	10,015
Inter-segment sales	29	282	255	46	3	(615)	-
Total sales	1,766	3,313	3,106	2,422	23	(615)	10,015

Segment operating income (loss)	628	1,822	777	378	(9)	(87)	3,509
Other income not allocated to the segments							7
Operating income							3,516

Financing expenses, net							(113)
Share in earnings of equity-accounted investees							1
Income before income taxes							3,404

Depreciation and amortization	61	166	189	70	3	9	498

Capital expenditures	90	346	259	101	9	17	822

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021

Sales to external parties	1,601	1,598	2,087	1,644	25	-	6,955
Inter-segment sales	16	178	167	26	3	(390)	-
Total sales	1,617	1,776	2,254	1,670	28	(390)	6,955

Segment operating income (loss)	435	399	294	135	(8)	(61)	1,194
Other income not allocated to the segments							16
Operating income							1,210

Financing expenses, net							(122)
Share in earnings of equity-accounted investees							4
Income before income taxes							1,092

Depreciation amortization and impairment	65	148	207	62	2	-	484

Capital expenditures	74	270	228	74	6	17	669
Capital expenditures as part of business combination	-	-	-	377	-	-	377

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020

Sales to external parties	1,242	1,091	1,663	1,016	31	-	5,043
Inter-segment sales	13	177	153	17	4	(364)	-
Total sales	1,255	1,268	1,816	1,033	35	(364)	5,043

Segment profit (loss)	303	121	88	17	(5)	(15)	509
Other expenses not allocated to the segments							(307)
Operating income							202

Financing expenses, net							(158)
Share in earnings of equity-accounted investees							5
Income before income taxes							49

Depreciation, amortization and impairment	77	152	204	45	3	98	579

Capital expenditures	84	270	267	54	6	15	696
Capital expenditures as part of business combination	-	-	-	-	26	-	26

C. Information based on geographical location

The following table presents the distribution of ICL’s sales by geographical location of the customer:

2022		2021		2020
$ millions	% of sales	$ millions	% of sales	$ millions	% of sales

Brazil	2,200	22	1,178	17	447	9
China	1,495	15	1,060	15	806	16
USA	1,457	15	1,091	16	793	16
India	505	5	213	3	194	4
United Kingdom	448	4	386	6	336	7
Germany	417	4	345	5	327	6
Spain	365	4	280	4	243	5
Israel	344	3	291	4	260	5
France	305	3	270	4	238	5
Netherlands	264	3	127	2	95	2
All other	2,215	22	1,714	24	1,304	25
Total	10,015	100	6,955	100	5,043	100

The following table presents the distribution of the operating segments sales by geographical location of the customer:

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2022
Europe	574	698	881	880	18	(242)	2,809
Asia	664	1,008	817	286	—	(32)	2,743
South America	40	938	496	849	—	(8)	2,315
North America	401	365	654	166	1	(10)	1,577
Rest of the world	87	304	258	241	4	(323)	571
Total	1,766	3,313	3,106	2,422	23	(615)	10,015

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2021
Europe	530	430	611	727	23	(162)	2,159
Asia	597	478	617	206	1	(23)	1,876
South America	64	467	343	436	—	(5)	1,305
North America	363	209	491	127	1	(5)	1,186
Rest of the world	63	192	192	174	3	(195)	429
Total	1,617	1,776	2,254	1,670	28	(390)	6,955

Industrial Products	Potash	Phosphate Solutions	Growing Solutions	Other Activities	Reconciliations	Consolidated
$ millions

For the year ended December 31, 2020
Europe	458	376	557	561	30	(160)	1,822
Asia	405	412	477	161	1	(24)	1,432
North America	299	84	372	106	2	(4)	859
South America	40	212	210	56	-	(1)	517
Rest of the world	53	184	200	149	2	(175)	413
Total	1,255	1,268	1,816	1,033	35	(364)	5,043

The following table presents the distribution of the Company’s sales by geographical location of the main facilities from which they were produced.

For the year ended December 31
2022	2021	2020
$millions	$millions	$millions

Israel	5,611	3,526	2,636
Europe	3,361	2,437	2,014
South America	1,994	1,095	424
Asia	1,123	861	643
North America	1,038	897	757
Other	61	56	48
	13,188	8,872	6,522
Intercompany sales	(3,173)	(1,917)	(1,479)
Total	10,015	6,955	5,043
The following table presents operating income by geographical location of the assets from which it was produced:
For the year ended December 31
2022	2021	2020
$millions	$millions	$millions

Israel	2,668	863	105
Europe	445	7	(50)
Asia	221	179	64
South America	184	95	35
North America	131	71	47
Other	5	4	4
Intercompany eliminations	(138)	(9)	(3)
Total	3,516	1,210	202

The following table present the non-current assets by geographical location of the assets (*)
As of December 31
2022	2021
$ millions	$ millions

Israel	4,208	4,079
Europe	1,474	1,505
Asia	461	483
South America	407	391
North America	346	333
Other	4	5
Total	6,900	6,796

(*)	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.